INCOME TAXES	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
INCOME TAXES
17.	INCOME TAXES

CDTV Holdings and CDTV BVI are tax-exempted companies incorporated in the Cayman Islands and the British Virgin Islands, respectively.

Golden Benefit and CSM Holdings are subject to Hong Kong Profits Tax on its activities conducted in Hong Kong. No provision for Hong Kong Profits tax has been made in the consolidated financial statements as they both have no assessable profits for the years presented.

Super TV, N-S Digital TV, N-S Media Investment, N-S Information Technology, Joysee, Cyber Cloud, Shibo Movie, Xinsi Yijia and Dingyuan were registered in the PRC and are subject to PRC Enterprise Income Tax (“EIT”) on the taxable income in accordance with the relevant PRC income tax laws. Both Super TV and N-S Digital TV were qualified as “High-and-New Technology Enterprise” (“HNTE”) under the Enterprise Income Tax Law effective from January 1, 2008 (the “2008 EIT law”) and therefore both of them were qualified for a preferential tax rate of 15% for a three year period. In October 2011 and again in October 2014, both Super TV and N-S Digital TV successfully renewed their HNTE qualification and were qualified for a preferential tax rate of 15% from 2011 to 2016.

Cyber Cloud was subject to the statutory tax rate of 25% in 2012 and 2013. In October 2014, Cyber Cloud obtained the HNTE certificate for the tax years from 2014 to 2016, and Cyber Cloud is entitled to a preferential income tax rate of 15% in each of those years.

Super TV was qualified as “Key Software Enterprise” in 2010 and entitled for a preferential tax rate of 10% in 2010. In March 2013, Super TV renewed the “Key Software Enterprise” certificate for the tax years from 2011 to 2012 from the relevant PRC government authorities and further in December 2013, Super TV obtained such certificate for the tax years from 2013 to 2014, as a result, Super TV was entitled to a preferential income tax rate of 10% in each of those years.

N-S Media Investment, N-S Information Technology, Joysee, Shibo Movie and Xinsi Yijia were subject to the statutory tax rate of 25% in 2012, 2013, and 2014.

Dingyuan was established in 2013 and subject to the statutory tax rate of 25% in 2013 and 2014.

Deferred income taxes result principally from differences in the recognition of certain assets and liabilities for tax and financial reporting purposes and the tax effect of tax loss carry forwards.

Income tax expenses/(benefits) are as follows:

	For the years ended December 31,
	2012	2013	2014

Income tax expenses/(benefits)
Current	$18,035	$(1,587)	$10,638
Deferred	4,197	2,314	(4,265)

Total	$22,232	$727	$6,373

The principal components of the deferred income tax assets (liabilities) are as follows:

	As of December 31,
	2013	2014

Current deferred tax assets
Write-down of inventory value	$794	$586
Allowance for doubtful accounts	854	686
Accrued expenses	878	1,149
Accrued bonus	396	423
Deferred revenue-current	118	162
Government subsidies-current	71	24
Deferred cost-current	15	(94)
Warranty	47	51
Valuation allowance	(627)	(600)

Current deferred tax assets subtotal	$2,546	$2,387

Non-current deferred tax assets
Deferred revenue-non-current	161	229
Government subsidies-non-current	791	667
Intangible assets amortization	76	77
Intangible assets impairment	49	25
Deferred cost-non-current	(15)	(91)
Tax loss carry-forward deferred tax assets	4,704	5,997
Valuation allowance	(4,827)	(6,119)

Non-current deferred tax assets subtotal	$939	$785

Current deferred tax liabilities
Accrued withholding tax	(8,222)	(3,727)

Current deferred tax liabilities subtotal	$(8,222)	$(3,727)

Non-Current deferred tax liabilities
Acquired intangible assets	—	(110)

Non-Current deferred tax liabilities subtotal	$—	$(110)

The Group’s subsidiaries registered in the PRC have total net operating loss carry forwards of $27,706 as of December 31, 2014 which will expire on various dates between December 31, 2015 and December 31, 2019. The net operating loss carry forwards generated by a particular entity in the Group cannot be transferred or utilized by other entities within the Group. Valuation allowances have been established because the Group believes that it is more likely than not that its deferred tax assets will not be realized as it does not expect to generate sufficient taxable income in future.

Reconciliation between the provision for income taxes computed by applying the PRC EIT rates of 25% to income before income taxes and the actual provision of income taxes is as follows:

	For the years ended December 31,
	2012	2013	2014

Net income before provision for income taxes	$28,410	$23,771	$25,597
PRC statutory tax rate	25%	25%	25%

Income tax at statutory tax rate	7,103	5,943	6,399
Expenses not deductible for tax purposes	550	574	906
Investment loss deductible for tax purposes (Note a)	—	—	(2,104)
Effect of income tax exemptions/tax holidays	(4,470)	(10,104)	(3,990)
Effect of income tax rate difference in other jurisdictions	1,916	233	446
Change in valuation allowance	1,655	467	1,265
Withholding tax relating to distributable earnings	14,296	3,614	3,451
Expense adjustment related to non-taxable income (Note b)	1,182	—	—

Income tax expenses	$22,232	$727	$6,373

a. The adjustment is related to investment loss incurred upon disposal of Xinghe Union (Note 5(b)), and transfer of certain investments during the reorganizations of the Group (Note 1), which can be deductible for tax purposes.

b. The adjustment is related to non-deductible expenditure incurred in connection to income claimed for VAT refund for prior periods.

If N-S Digital TV and Super TV were not in a tax holiday period for the years ended December 31, 2012, 2013 and 2014, and Cyber Cloud was not in a tax holiday period for the year ended December 31, 2014, the impact to the earnings per share amounts would be as follows:

	For the years ended December 31,
	2012	2013	2014

Increase in income tax expenses	$4,470	$10,104	$3,990
Decrease in net income per share-basic	0.08	0.17	0.07
Decrease in net income per share-diluted	$0.08	$0.17	$0.06

Uncertainties exist with respect to how the current income tax law in the PRC applies to the Group’s overall operations, and more specifically, with regard to tax residency status. The 2008 EIT Law includes a provision specifying that legal entities organized outside the PRC will be considered residents for Chinese income tax purposes if the place of effective management or control is within the PRC. The implementation rules to the New EIT Law provide that non-resident legal entities will be considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc., occurs within the PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Group does not believe that the legal entities organized outside the PRC should be treated as residents for 2008 EIT law purposes. If the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC should be deemed resident enterprises, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income tax at a rate of 25%.

If the Company were to be non-resident for PRC tax purpose, dividends paid to it from profits earned by the PRC subsidiary after January 1, 2008 would be subject to a withholding tax. In the case of dividends paid by PRC subsidiaries, the withholding tax would be 10% and in the case of a subsidiary 25% or more directly owned by the resident in Hong Kong, the withholding tax would be 5%, but that will be subject to the interpretation of Circular No. 601 issued by the State Administration of Taxation, under which the Company’s Hong Kong subsidiary might not be considered to be the beneficial owner of any such dividends and in that case the withholding tax rate would be 10%.

Under the applicable accounting principles, a deferred tax liability should be recorded for taxable temporary differences attributable to the excess of financial reporting over tax basis, including those differences attributable to an investment in a subsidiary. However, recognition is not required in situations where the tax law provides means by which reported amount of that investment in subsidiary can be recovered tax-free and the enterprise expects that it will ultimately use that means.

Before the year 2012, the Company determined that the undistributed earnings of the Company’s subsidiaries located in the PRC would be indefinitely reinvested for use in the operation and expansion of its business within the PRC and no deferred tax liability had been accrued for the PRC dividend withholding tax for the undistributed retained earnings. In 2012, the Company determined to distribute the undistributed retained earnings of the Company’s subsidiary located in the PRC without a set schedule.

In 2012 and 2014, Super TV declared to distribute its earnings of $92,779 and $78,578, respectively, to its immediate foreign holding company, Golden Benefit, for purpose of special cash dividend distribution to shareholders of the Company. According to the interpretation of Circular No. 601 issued by the State Administration of Taxation, the Company’s Hong Kong subsidiary might not be considered to be the beneficial owner of any such dividends and in that case the withholding tax rate would be 10%. As a result, withholding tax of $9,278 was recorded to income tax expenses in 2012, as no previous accrual had been recorded, and $7,858 was recorded in 2014 against the accrued deferred tax liability. As of December 31, 2013 and 2014, the Group accrued deferred tax liabilities related to withholding tax at the amount of $8,222 and $3,727, respectively, on the undistributed earnings generated after January 1, 2008.